Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment.
Property, Plant and Equipment

7. Property, Plant and Equipment

	Buildings and
	leasehold	Laboratory
	improvements	equipment	Other	Total
	(€ in thousands)	(€ in thousands)	(€ in thousands)	(€ in thousands)
Balance at January 1, 2024
Cost	24,775	5,908	1,409	32,092
Accumulated depreciation	(10,020)	(3,827)	(1,348)	(15,195)
Carrying amount	14,755	2,081	61	16,897

Additions	244	916	43	1,203
Depreciation	(2,027)	(710)	(24)	(2,761)
Effect of lease modification (Note 24)	(1,226)	—	—	(1,226)
Transfer	—	—	—	—
Disposals - cost	—	—	—	—
Accumulated depreciation on disposals	—	—	—	—
Movement for the period	(3,009)	206	19	(2,784)

Balance at December 31, 2024
Cost	23,793	6,824	1,452	32,069
Accumulated depreciation	(12,047)	(4,537)	(1,372)	(17,956)
Carrying amount	11,746	2,287	80	14,113

Additions	35	709	113	857
Depreciation	(1,925)	(746)	(32)	(2,703)
Effect of lease modification (Note 24)	363	—	—	363
Transfer	—	—	—	—
Disposals - cost	—	—	—	—
Accumulated depreciation on disposals	—	—	—	—
Movement for the period	(1,527)	(37)	81	(1,483)

Balance at December 31, 2025
Cost	24,191	7,533	1,565	33,289
Accumulated depreciation	(13,972)	(5,283)	(1,404)	(20,659)
Carrying amount	10,219	2,250	161	12,630

The depreciation charge for 2025 is included in research and development costs for an amount of € 2,342,000 (2024:  € 2,331,000) and in general and administrative costs for an amount of € 361,000 (2024: € 430,000).

Buildings and leasehold improvements include a right-of-use asset relating to the lease of the Company’s Leiden office and laboratory space, with a carrying amount of € 9,994,000 at December 31, 2025 (2024: € 11,433,000).